Quarterly Holdings Report
for
Fidelity Freedom® 2055 Fund
December 31, 2022
FF55-NPRT3-0323
1.927052.111
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.29% to 4.27% 1/5/23 to 3/9/23 (b) (Cost $12,402,997)	12,430,000	12,406,351

Domestic Equity Funds - 49.9%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	16,540,592	144,399,366
Fidelity Series Blue Chip Growth Fund (c)	38,763,339	386,858,124
Fidelity Series Commodity Strategy Fund (c)	581,939	61,301,453
Fidelity Series Growth Company Fund (c)	51,680,011	711,633,756
Fidelity Series Intrinsic Opportunities Fund (c)	19,012,137	219,019,813
Fidelity Series Large Cap Stock Fund (c)	42,064,898	695,332,759
Fidelity Series Large Cap Value Index Fund (c)	15,765,104	217,400,779
Fidelity Series Opportunistic Insights Fund (c)	30,092,369	430,621,798
Fidelity Series Small Cap Discovery Fund (c)	6,766,337	66,919,073
Fidelity Series Small Cap Opportunities Fund (c)	19,013,499	221,887,531
Fidelity Series Stock Selector Large Cap Value Fund (c)	40,776,727	485,243,055
Fidelity Series Value Discovery Fund (c)	27,364,771	403,904,021
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,231,513,311)		4,044,521,528

International Equity Funds - 41.8%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	18,434,574	242,045,950
Fidelity Series Emerging Markets Fund (c)	14,800,199	114,553,537
Fidelity Series Emerging Markets Opportunities Fund (c)	66,024,706	1,031,305,909
Fidelity Series International Growth Fund (c)	42,956,582	612,560,865
Fidelity Series International Small Cap Fund (c)	11,235,622	166,736,630
Fidelity Series International Value Fund (c)	60,877,653	610,602,864
Fidelity Series Overseas Fund (c)	56,270,762	611,100,471
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,516,117,170)		3,388,906,226

Bond Funds - 7.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	971,408	7,479,838
Fidelity Series Emerging Markets Debt Fund (c)	5,742,600	42,150,686
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	1,601,651	13,918,348
Fidelity Series Floating Rate High Income Fund (c)	868,338	7,624,010
Fidelity Series High Income Fund (c)	5,188,768	41,821,468
Fidelity Series International Credit Fund (c)	209,378	1,612,208
Fidelity Series Long-Term Treasury Bond Index Fund (c)	78,810,633	461,830,307
Fidelity Series Real Estate Income Fund (c)	1,579,531	14,910,769
TOTAL BOND FUNDS (Cost $763,872,467)		591,347,634

Short-Term Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (d)	15,120,710	15,123,734
Fidelity Series Government Money Market Fund 4.35% (c)(e)	59,093,345	59,093,345
Fidelity Series Short-Term Credit Fund (c)	34,290	327,471
TOTAL SHORT-TERM FUNDS (Cost $74,542,889)		74,544,550

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $8,598,448,834)	8,111,726,289
NET OTHER ASSETS (LIABILITIES) - 0.0%	639,290
NET ASSETS - 100.0%	8,112,365,579

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,127	Mar 2023	126,558,578	(329,659)	(329,659)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	189	Mar 2023	20,398,711	(148,932)	(148,932)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	364	Mar 2023	48,889,750	107,030	107,030

TOTAL PURCHASED					(371,561)

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	320	Mar 2023	61,776,000	1,725,427	1,725,427
MSCI EAFE Index Future (United States)	370	Mar 2023	36,063,900	581,145	581,145
MSCI Emerging Markets Index Future (United States)	567	Mar 2023	27,198,990	258,440	258,440

TOTAL SOLD					2,565,012

TOTAL FUTURES CONTRACTS					2,193,451
The notional amount of futures purchased as a percentage of Net Assets is 2.5%
The notional amount of futures sold as a percentage of Net Assets is 1.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,222,271.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	6,693,870	96,692,875	88,263,011	173,535	119	(119)	15,123,734	0.0%
Total	6,693,870	96,692,875	88,263,011	173,535	119	(119)	15,123,734

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8,851,170	1,213,682	832,862	471,830	(40,288)	(1,711,864)	7,479,838
Fidelity Series All-Sector Equity Fund	173,164,572	23,858,751	19,843,908	7,577,579	(2,241,486)	(30,538,563)	144,399,366
Fidelity Series Blue Chip Growth Fund	284,292,395	238,463,699	28,233,619	12,056,734	(6,235,185)	(101,429,166)	386,858,124
Fidelity Series Canada Fund	287,620,378	43,362,088	44,370,776	7,739,097	681,489	(45,247,229)	242,045,950
Fidelity Series Commodity Strategy Fund	131,149,026	82,076,332	77,661,521	65,029,655	(16,511,828)	(57,750,556)	61,301,453
Fidelity Series Emerging Markets Debt Fund	43,271,340	5,807,384	2,103,309	1,764,077	(31,852)	(4,792,877)	42,150,686
Fidelity Series Emerging Markets Debt Local Currency Fund	14,654,728	1,284,932	1,468,372	-	(143,864)	(409,076)	13,918,348
Fidelity Series Emerging Markets Fund	120,854,150	29,058,868	15,342,666	2,911,575	(3,081,399)	(16,935,416)	114,553,537
Fidelity Series Emerging Markets Opportunities Fund	1,122,211,280	227,398,770	150,725,163	25,092,229	(35,325,583)	(132,253,395)	1,031,305,909
Fidelity Series Floating Rate High Income Fund	8,855,214	1,115,538	1,954,017	380,988	(63,884)	(328,841)	7,624,010
Fidelity Series Government Money Market Fund 4.35%	-	73,128,462	14,035,117	344,272	-	-	59,093,345
Fidelity Series Growth Company Fund	708,641,226	250,005,700	60,788,425	4,160,746	(5,489,595)	(180,735,150)	711,633,756
Fidelity Series High Income Fund	53,082,250	6,112,160	11,599,494	2,113,256	(1,072,993)	(4,700,455)	41,821,468
Fidelity Series International Credit Fund	1,878,624	92,502	40,426	92,502	(2,143)	(316,349)	1,612,208
Fidelity Series International Growth Fund	657,878,795	117,215,694	70,390,499	21,094,708	(5,782,842)	(86,360,283)	612,560,865
Fidelity Series International Small Cap Fund	180,275,889	28,409,828	9,893,384	10,034,622	(366,476)	(31,689,227)	166,736,630
Fidelity Series International Value Fund	664,366,166	109,319,803	106,983,923	20,659,509	(1,409,181)	(54,690,001)	610,602,864
Fidelity Series Intrinsic Opportunities Fund	666,042,808	167,921,042	450,007,112	133,977,150	3,560,672	(168,497,597)	219,019,813
Fidelity Series Investment Grade Bond Fund	45,582,996	850,382	44,671,511	166,814	(1,916,771)	154,904	-
Fidelity Series Large Cap Stock Fund	630,205,870	221,767,601	70,088,945	41,308,262	2,098,142	(88,649,909)	695,332,759
Fidelity Series Large Cap Value Index Fund	237,217,869	35,482,341	30,900,379	7,823,910	553,727	(24,952,779)	217,400,779
Fidelity Series Long-Term Treasury Bond Index Fund	471,573,334	152,313,414	47,134,063	9,181,890	(7,174,301)	(107,748,077)	461,830,307
Fidelity Series Opportunistic Insights Fund	363,042,115	184,220,657	27,225,112	20,355,298	1,230,533	(90,646,395)	430,621,798
Fidelity Series Overseas Fund	661,456,379	103,338,472	61,971,653	11,109,291	(4,932,420)	(86,790,307)	611,100,471
Fidelity Series Real Estate Income Fund	31,629,782	4,192,149	16,464,771	1,862,343	(1,223,133)	(3,223,258)	14,910,769
Fidelity Series Short-Term Credit Fund	-	330,084	4,333	907	59	1,661	327,471
Fidelity Series Small Cap Discovery Fund	77,159,153	18,911,021	8,582,647	12,347,045	(703,000)	(19,865,454)	66,919,073
Fidelity Series Small Cap Opportunities Fund	256,458,904	35,011,603	32,820,384	10,926,705	(1,597,143)	(35,165,449)	221,887,531
Fidelity Series Stock Selector Large Cap Value Fund	530,806,532	90,986,353	73,126,335	34,280,474	(360,685)	(63,062,810)	485,243,055
Fidelity Series Value Discovery Fund	403,830,059	96,663,795	64,003,144	20,783,909	1,688,487	(34,275,176)	403,904,021
	8,836,053,004	2,349,913,107	1,543,267,870	485,647,377	(85,892,943)	(1,472,609,094)	8,084,196,204

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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